INITIAL PUBLIC OFFERING - Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Sep. 30, 2023 $ / shares shares	Feb. 08, 2021 $ / shares	Dec. 31, 2016 $ / shares
INITIAL PUBLIC OFFERING
Exercise price per warrant					$ 7.3097
Public Warrants
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant | shares			1
Exercise price per warrant			$ 11.50
Public Warrants expiration term			5 years
PRIVETERRA ACQUISITION CORP. | Class A member
INITIAL PUBLIC OFFERING
Exercise price per warrant				$ 11.50
PRIVETERRA ACQUISITION CORP. | Warrants
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant | shares	1	1
Exercise price per warrant	$ 11.50	$ 11.50
PRIVETERRA ACQUISITION CORP. | Warrants | Class A member
INITIAL PUBLIC OFFERING
Threshold consecutive trading days for redemption of public warrants | D	20
PRIVETERRA ACQUISITION CORP. | Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
INITIAL PUBLIC OFFERING
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders	30 days	30 days
Redemption period	30 days	30 days
Share price trigger used to measure dilution of warrant	$ 18.00	$ 18.00
Trading period after business combination used to measure dilution of warrant	20 days	20 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	3 days	3 days
PRIVETERRA ACQUISITION CORP. | Private Placement Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
INITIAL PUBLIC OFFERING
Share price trigger used to measure dilution of warrant	$ 18.00	$ 18.00
PRIVETERRA ACQUISITION CORP. | Public Warrants | Class A member
INITIAL PUBLIC OFFERING
Share price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold consecutive trading days for redemption of public warrants | D		20
PRIVETERRA ACQUISITION CORP. | Public Warrants | Redemption of warrants when the price per class A ordinary share equals or exceeds $18.00
INITIAL PUBLIC OFFERING
Share price	$ 9.20	$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Warrant exercise period condition one	12 months	12 months
Warrant exercise period condition two	30 days	30 days
Public Warrants expiration term	5 years	5 years